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                                   B A R O N
                                 C A P I T A L
                                   F U N D S


March 3, 2005

VIA-EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549

         Re:      Rule 24f-2 Notice for Baron Capital Funds Trust
                  File # 333-40839

Gentlemen:

     Attached for filing pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended, is a copy of a Rule 24f-2 Notice on behalf of Baron Capital Asset Fund, comprised of Insurance and Retirement class shares, which is a series of Baron Capital Funds Trust, a Delaware business trust. A wire transfer, in the amount of $7,863.73, from The Bank of New York will be sent today for the filing fee.

     If you have any questions or problems, please contact Linda S. Martinson at 212-583-2013. Thank you.

Very truly yours,


/s/Linda S. Martinson
---------------------
   Linda S. Martinson
   Vice President and General Counsel


LSM/ms
Att.